Income Tax Provision (Details) - Schedule of Reconciliation Between the Effective Tax Rate on Income from Continuing Operations (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between the Effective Tax Rate on Income from Continuing Operations [Abstract]
US Federal Tax	21.00%	21.00%
State Taxes, net of federal income tax effect	12.60%	12.60%